FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments
Schedule of derivative financial instruments

(i)Foreign exchange forward contracts

Maturity	CAN dollar average exchange rate per one U.S. dollar	Notional amount sold (in millions of dollars)	Notional amount bought (in millions of dollars)

Less than 1 year	1.2936	$151.4	US$	117.0

(ii)Cross-currency interest rate swaps

	Hedging instrument
Hedged item	Period covered	Notional amount		Annual interest rate on notional amount in CAN dollars	CAN dollar exchange rate on interest and capital payments per one U.S. dollar

5.000% Senior Notes due 2022	2014 to 2022	US$	543,125	6.01%	0.9983
5.000% Senior Notes due 2022	2012 to 2022	US$	256,875	5.81%	1.0016
5.375% Senior Notes due 2024	2014 to 2024	US$	158,605	Bankers’ acceptance 3 months + 2.67%	1.1034
5.375% Senior Notes due 2024	2017 to 2024	US$	441,395	5.62%	1.1039
5.125% Senior Notes due 2027	2017 to 2027	US$	600,000	4.82%	1.3407

Schedule of carrying value and fair value of long-term debt and derivative financial instruments

	2017		2016
Asset (liability)	Carrying value	Fair value	Carrying value	Fair value

Long-term debt[1], [2]	$(3,294,557)	$(3,492,100)	$(3,180,301)	$(3,266,417)
Derivative financial instruments[3]
Early settlement options	—	—	417	417
Foreign exchange forward contracts[4]	(4,502)	(4,502)	2,467	2,467
Cross-currency interest rate swaps[4]	263,530	263,530	415,321	415,321

[1]	The carrying value of long-term debt excludes adjustments to record changes in the fair value of long-term debt related to hedged interest rate risk, embedded derivatives and financing fees.

[2]	The fair value of long-term debt excludes the fair value of early settlement options, which is presented separately in the table.

[3]	The fair value of derivative financial instruments designated as hedges is a net asset position of $259.0 million as of December 31, 2017 ($417.8 million as of December 31, 2016).

[4]	The value of foreign exchange forward contracts entered into to lock-in the value of existing hedging positions is netted from the value of the offset financial instruments.

Schedule of allowance for doubtful accounts
	2017	2016

Balance at beginning of the year	$19,351	$16,569
Charged to income	19,977	33,811
Utilization	(25,374)	(31,029)

Balance at the end of the year	$13,954	$19,351

Schedule of maturities of financial instruments included capital repayment and interest on long-term debt and obligations related to derivative instruments, less estimated future

	Total	Less than 1 year	1-3 years	3-5 years	5 years or more

Accounts payable and accrued charges	$491,910	$491,910	$—	$—	$—
Amounts payable to affiliated corporations	54,675	54,675	—	—	—
Long-term debt[1]	3,294,557	5,357	—	1,005,680	2,283,520
Interest payments[2]	1,149,339	123,783	335,210	331,954	358,392
Derivative instruments[3]	(248,015)	—	—	(206,179)	(41,836)

Total	$4,742,466	$675,725	$335,210	$1,131,455	$2,600,076

[1]	The carrying value of long-term debt excludes adjustments to record changes in the fair value of long-term debt related to hedged interest rate risk, embedded derivatives and financing fees.
[2]	Estimate of interest payable on long-term debt, based on interest rates, hedging of interest rates and hedging of foreign exchange rates as of December 31, 2017.
[3]	Estimated future receipts, net of future disbursements, on derivative financial instruments related to foreign exchange hedging.

Schedule of capital structure

	2017	2016

Bank indebtedness	$—	$10,118
Long-term debt	3,270,330	3,163,108
Derivative financial instruments	(259,028)	(417,788)
Cash and cash equivalents	(815,848)	(961)

Net liabilities	2,195,454	2,754,477
Equity	$1,733,054	$1,071,740

Foreign currency risk
Disclosure of detailed information about financial instruments
Schedule of estimated sensitivity on income and on other comprehensive income, before income tax

The estimated sensitivity on income and on other comprehensive income, before income tax as of December 31, 2017 is as follows:

Increase (decrease)	Income	Other comprehensive income

Increase of $0.10
Gain on valuation and translation of financial instruments and derivative financial instruments	$1,587	$28,684

Decrease of $0.10
Gain on valuation and translation of financial instruments and derivative financial instruments	(1,587)	(28,684)

Interest rate risk
Disclosure of detailed information about financial instruments
Schedule of estimated sensitivity on income and on other comprehensive income, before income tax

The estimated sensitivity on income and on other comprehensive income, before income tax as of December 31, 2017, as per the Corporation’s valuation models, was as follows:

Increase (decrease)	Income	Other comprehensive income

Increase of 100 basis points	$(1,558)	$(8,948)
Decrease of 100 basis points	1,558	8,948